Accrued Expenses and Other Current Liabilities	12 Months Ended
Dec. 31, 2023
Accrued Expenses and Other Current Liabilities [Abstract]
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

10. ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

	As of
	December 31,	December 31,
	2022	2023
	RMB	RMB	US$
Accrued payroll and employee benefits	2,089,072	3,416,836	482,420
Payable to third parties (a)	1,209,742	1,818,200	256,710
Deposit payable	619,786	2,017,770	284,887
Others	299,132	233,075	32,908
Total	4,217,732	7,485,881	1,056,925

(a)	The balance mainly represents the payables for acquiring services for daily operations such as property fees, rent and utility bills as well as professional and consulting services as of December 31, 2022 and 2023.